Shareowner's Equity (Other) (Details) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Noncumulative Preferred Stock Member
Class Of Stock [Line Items]
GECC Preferred Stock, Shares Issued	10,000	40,000
Noncumulative Preferred Stock Member | Fixed Income Interest Rate Member
Class Of Stock [Line Items]
GECC Preferred Stock, Shares Issued		22,500
Noncumulative Preferred Stock Member | London Interbank Offered Rate LIBOR Member
Class Of Stock [Line Items]
GECC Preferred Stock, Shares Issued		17,500
10,000 non-cumulative perpetual preferred stock shares [Member] | June 15, 2023 [Member]
Class Of Stock [Line Items]
GECC Initial fixed interest	5.25%
10,000 non-cumulative perpetual preferred stock shares [Member] | London Interbank Offered Rate LIBOR Member | June 15, 2023 [Member]
Class Of Stock [Line Items]
GECC Floating Rate	2.967%
22,500 non-cumulative perpetual preferred stock shares [Member] | June 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Initial fixed interest		7.125%
22,500 non-cumulative perpetual preferred stock shares [Member] | London Interbank Offered Rate LIBOR Member | June 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Floating Rate		5.296%
17,500 non-cumulative perpetual preferred stock shares [Member] | December 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Initial fixed interest		6.25%
17,500 non-cumulative perpetual preferred stock shares [Member] | London Interbank Offered Rate LIBOR Member | December 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Floating Rate		4.704%